Capital adequacy - Minimum capital requirements exclusive of buffers (Details) - SEK (kr) kr in Millions	Mar. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
EAD	kr 319,654	kr 305,659
Risk exposure amount	86,236	83,831
Minimum capital requirements	6,899	6,707
Risk exposure amount adjustment according to Basel I floor		4,503
Minimum capital requirement adjustment according to Basel I floor		360
Total risk exposure amount including Basel I floor		88,334
Total minimum capital requirement including Basel I floor		7,067
Credit valuation adjustment risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	2,398	1,989
Minimum capital requirements	191	159
Currency risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	1,108	1,326
Minimum capital requirements	89	106
Commodities risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	13	13
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure [line items]
Risk exposure amount	3,284	3,284
Minimum capital requirements	263	263
Standardized approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	1,329	1,316
Risk exposure amount	1,329	1,316
Minimum capital requirements	106	105
Standardized approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	1,329	1,316
Risk exposure amount	1,329	1,316
Minimum capital requirements	106	105
IRB approach | Credit risk
Disclosure of credit risk exposure [line items]
EAD	318,325	304,343
Risk exposure amount	78,104	75,903
Minimum capital requirements	6,249	6,073
IRB approach | Credit risk | Central governments
Disclosure of credit risk exposure [line items]
EAD	172,488	161,429
Risk exposure amount	9,820	9,331
Minimum capital requirements	787	747
IRB approach | Credit risk | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	38,210	38,163
Risk exposure amount	12,031	12,688
Minimum capital requirements	962	1,015
IRB approach | Credit risk | Corporates
Disclosure of credit risk exposure [line items]
EAD	107,521	104,630
Risk exposure amount	56,147	53,763
Minimum capital requirements	4,492	4,301
IRB approach | Credit risk | Assets without counterparty
Disclosure of credit risk exposure [line items]
EAD	106	121
Risk exposure amount	106	121
Minimum capital requirements	8	10
IRB approach | Credit risk | Specialized lending
Disclosure of credit risk exposure [line items]
EAD	2,539	2,478
Risk exposure amount	1,741	1,643
Minimum capital requirements	139	131
IRB approach | Counterparty risk | Financial institutions
Disclosure of credit risk exposure [line items]
EAD	4,808	4,131
Risk exposure amount	1,824	1,574
Minimum capital requirements	kr 146	kr 126